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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:

          /s/  Darren Huber                 Sausalito, CA      11/13/2007
---------------------------------------     --------------     ----------
             [Signature]                    [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28- ____________________      ___________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $248,515
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number       Name

____ 28- __________________________ ________________________________
[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                     --------------- --------- -------- ---------------- ---------- -------- ----------------
                                                                                                     VOTING AUTHORITY
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------               --------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
Adaptec Inc                  NOTE 0.750%12/2 00651FAG3 $ 1,870    2,000 PRN         SOLE             SOLE
American Med Sys Hldgs Inc   NOTE 3.250%7/0  02744MAA6 $14,634   13,500 PRN         SOLE             SOLE
Amkor Tech Inc               NOTE 2.500%5/1  031652AX8 $ 5,747    5,500 PRN         SOLE             SOLE
Archstone Smith Oper Tr      NOTE 4.000%7/1  039584AC1 $ 4,191    4,000 PRN         SOLE             SOLE
Archstone Smith Tr           COM              39583109 $   217    3,600 PRN         SOLE             SOLE
Atherogenics Inc             NOTE 4.500%9/0  047439AB0 $   829    1,000 PRN         SOLE             SOLE
Atherogenics Inc             NOTE 1.500%2/0  047439AD6 $   984    3,000 PRN         SOLE             SOLE
Atherogenics Inc             COM              47439104 $    99   54,800 PRN         SOLE             SOLE
Bausch & Lomb Inc            COM              71707103 $ 6,080   95,000 PRN         SOLE             SOLE
Boston Pptys Ltd Partnership NOTE 3.750% 5/1 10112RAG9 $ 7,367    6,500 PRN         SOLE             SOLE
BRE Properties Inc           NOTE 4.125% 8/1 05564EBH8 $ 4,747    4,700 PRN         SOLE             SOLE
Ceradyne Inc                 NOTE 2.875%
                             12/1            156710AA3 $11,493    8,000 PRN         SOLE             SOLE
Conexant Systems Inc         NOTE 4.000% 3/0 207142AH3 $11,329   13,471 PRN         SOLE             SOLE
Cubist Pharmaceuticals Inc   NOTE 2.250% 6/1 229678AC1 $ 4,797    5,000 PRN         SOLE             SOLE
ExpressJet Holdings Inc      NOTE 4.250% 8/0 30218UAB4 $ 4,855    5,000 PRN         SOLE             SOLE
Fleetwood Enterprises Inc    SDCV 5.000%12/1 339099AD5 $ 4,466    4,356 PRN         SOLE             SOLE
Frontier Airlines Inc New    DBCV
                             5.000%12/1      359065AA7 $11,414   12,500 PRN         SOLE             SOLE
General Mtrs Corp            DEB SR CONV B   370442733 $ 3,203  151,500 PRN         SOLE             SOLE
General Mtrs Corp            DEB SR CV C 33  370442717 $ 6,921  283,300 PRN         SOLE             SOLE
Grey Wolf Inc                NOTE 3.750% 5/0 397888AD0 $ 6,603    6,000 PRN         SOLE             SOLE
Grey Wolf Inc                COM             397888108 $ 2,514  383,700 PRN         SOLE             SOLE
Human Genome Sciences Inc    NOTE 2.250%
                             10/1            444903AK4 $   939    1,000 PRN         SOLE             SOLE
Incyte Corp                  NOTE 3.500%2/1  45337CAF9 $ 7,837    8,500 PRN         SOLE             SOLE
Isis Pharmaceuticals Inc Del NOTE 2.625% 2/1 464337AE4 $ 6,851    5,474 PRN         SOLE             SOLE

                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                     --------------- --------- -------- ---------------- ---------- -------- ----------------
                                                                                                     VOTING AUTHORITY
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------               --------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
JDS Uniphase Corp            NOTE 11/1       46612JAB7 $ 2,832    3,000 PRN         SOLE             SOLE
Jetblue Awys Corp            NOTE 3.500% 7/1 477143AB7 $ 5,819    6,000 PRN         SOLE             SOLE
Lithia Mtrs Inc              NOTE 2.875% 5/0 536797AB9 $ 3,140    3,500 PRN         SOLE             SOLE
Mentor Graphics Corp         FRNT 8/0        587200AD8 $ 4,098    4,000 PRN         SOLE             SOLE
Mentor Graphics Corp         SDCV 6.250% 3/0 587200AF3 $ 8,714    7,500 PRN         SOLE             SOLE
Mylan Labs Inc               NOTE 1.250% 3/1 628530AG2 $ 3,728    4,000 PRN         SOLE             SOLE
New York Cmnty Cap Tr V      BONUSES         64944P307 $ 8,741  175,000 PRN         SOLE             SOLE
Ocwen Finl Corp              NOTE 3.250% 8/0 675746AD3 $11,309   11,620 PRN         SOLE             SOLE
Pier 1 Imports Inc           NOTE 6.375% 2/1 720279AH1 $16,050   19,675 PRN         SOLE             SOLE
Protein Design Labs Inc      NOTE 2.000% 2/1 74369LAF0 $ 8,039    7,500 PRN         SOLE             SOLE
Sirius Satellite Radio Inc   NOTE 3.250%
                             10/1            82966UAD5 $ 1,922    2,000 PRN         SOLE             SOLE
Solectron Corp               NOTE 0.500% 2/1 834182AT4 $ 8,328    8,444 PRN         SOLE             SOLE
Standard Mtr Prods Inc       SDCV 6.750% 7/1 853666AB1 $ 5,956    6,100 PRN         SOLE             SOLE
United Therapeutics Corp Del NOTE 0.500%
                             10/1            91307CAD4 $ 4,330    4,000 PRN         SOLE             SOLE
Valassis Communications Inc  NOTE 1.625% 5/2 918866AK0 $ 2,563    4,000 PRN         SOLE             SOLE
Viropharma Inc               NOTE 2.000% 3/1 928241AH1 $ 6,875    9,000 PRN         SOLE             SOLE
WebMD Corp                   NOTE 3.125% 9/0 94769MAG0 $16,084   15,000 PRN         SOLE             SOLE